Securities and other financial assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Securities and other financial assets, net
Schedule of all securities and other financial assets

December 31, 2022	Amortized cost	FVOCI	Total
Principal	941,971	77,972	1,019,943
Interest receivable	11,240	400	11,640
Allowance	(7,951)	—	(7,951)
	945,260	78,372	1,023,632

December 31, 2021	Amortized cost	FVOCI	Total
Principal	631,123	193,488	824,611
Interest receivable	8,089	1,003	9,092
Allowance	(1,790)	—	(1,790)
	637,422	194,491	831,913

Schedule of all securities and other financial assets by contractual maturity

December 31, 2022	Amortized cost	FVOCI	Total
Due within 1 year	222,666	77,972	300,638
After 1 year but within 5 years	711,328	—	711,328
After 5 years but within 10 years	7,977	—	7,977
Balance - principal	941,971	77,972	1,019,943

December 31, 2021	Amortized cost	FVOCI	Total
Due within 1 year	63,640	113,792	177,432
After 1 year but within 5 years	567,483	79,696	647,179
Balance - principal	631,123	193,488	824,611

Schedule of securities pledge to secure repurchase transactions

	December 31,
	2022	2021
Securities pledged to secure repurchase transactions	345,187	498,274

Securities sold under repurchase agreements	(300,498)	(427,497)